Goodwill and intangible assets	6 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Goodwill and intangible assets are allocated to business operations according to business segments as follows:

	As at 30.06.22			As at 31.12.21
	Goodwill	Intangibles	Total	Goodwill	Intangibles	Total
	£m	£m	£m	£m	£m	£m
Barclays UK	3,560	1,247	4,807	3,560	1,233	4,793
Barclays International	308	3,079	3,387	291	2,930	3,221
Head Office	44	7	51	42	5	47
Total	3,912	4,333	8,245	3,893	4,168	8,061
The Group performed an impairment review to assess the recoverability of its goodwill and intangible asset balances as at 31 December 2021. The outcome of this review is disclosed on pages 382-385 of the Barclays PLC Annual Report 2021. No impairment was recognised as a result of the review as value in use exceeded carrying amount. A